Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALTSHARES TRUST
Entity Central Index Key	0001779306
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000229260
Shareholder Report [Line Items]
Fund Name	AltShares Event-Driven ETF
Trading Symbol	EVNT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AltShares Event-Driven ETF for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.altsharesetfs.com/evnt. You can also request this information by contacting us at 1-855-955-1607.
Additional Information Phone Number	1-855-955-1607
Additional Information Email	www.altsharesetfs.com/evnt
Additional Information Website	www.altsharesetfs.com/evnt
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AltShares Event-Driven ETF	$140	1.31%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Positive performance sourced from both equity-based special situations investments and equity-based merger arbitrage investments, though credit-based investments also contributed to returns. The vast majority of the Fund’s performance was generated by investments in US-based catalysts. Industrials and communications services were the top Fund’s performing sectors. No sectors detracted from returns for the period. Top contributors included the Fund’s positions in Boeing, in the acquisition of United States Steel by Nippon Steel, and in Marcus Corp. Top detractors included the Fund’s investments in the acquisition of Cross Country Healthcare by Aya Healthcare, Penn Entertainment, and the acquisition of ChampionX by Schlumberger.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	AltShares Event-Driven ETF $16,458	S&P 500® Index $33,535	ICE BofA U.S. 3-Month Treasury Bill Index $12,121	Bloomberg U.S. Aggregate Bond Index $11,596
5/31/15	$10,000	$10,000	$10,000	$10,000
6/30/15	$9,802	$9,806	$10,000	$9,891
7/31/15	$9,753	$10,012	$10,000	$9,960
8/31/15	$9,476	$9,408	$10,001	$9,945
9/30/15	$9,209	$9,175	$10,001	$10,013
10/31/15	$9,348	$9,949	$10,001	$10,014
11/30/15	$9,170	$9,979	$10,001	$9,988
12/31/15	$9,148	$9,821	$10,005	$9,956
1/31/16	$9,078	$9,334	$10,005	$10,093
2/29/16	$9,058	$9,321	$10,007	$10,164
3/31/16	$9,108	$9,954	$10,012	$10,257
4/30/16	$9,268	$9,992	$10,015	$10,297
5/31/16	$9,288	$10,172	$10,016	$10,299
6/30/16	$9,248	$10,198	$10,019	$10,485
7/31/16	$9,387	$10,574	$10,022	$10,551
8/31/16	$9,537	$10,589	$10,024	$10,539
9/30/16	$9,517	$10,591	$10,029	$10,533
10/31/16	$9,407	$10,398	$10,031	$10,452
11/30/16	$9,358	$10,783	$10,033	$10,205
12/31/16	$9,567	$10,996	$10,037	$10,219
1/31/17	$9,617	$11,204	$10,042	$10,239
2/28/17	$9,677	$11,649	$10,046	$10,308
3/31/17	$9,836	$11,663	$10,048	$10,303
4/30/17	$9,886	$11,783	$10,054	$10,382
5/31/17	$9,966	$11,948	$10,060	$10,462
6/30/17	$9,966	$12,023	$10,068	$10,452
7/31/17	$9,936	$12,270	$10,077	$10,497
8/31/17	$9,956	$12,308	$10,086	$10,591
9/30/17	$9,986	$12,562	$10,095	$10,540
10/31/17	$10,016	$12,855	$10,104	$10,546
11/30/17	$10,006	$13,249	$10,112	$10,533
12/31/17	$10,126	$13,396	$10,123	$10,581
1/31/18	$10,146	$14,163	$10,135	$10,459
2/28/18	$10,066	$13,641	$10,145	$10,360
3/31/18	$9,936	$13,295	$10,159	$10,427
4/30/18	$9,976	$13,346	$10,173	$10,349
5/31/18	$10,106	$13,667	$10,188	$10,423
6/30/18	$10,176	$13,751	$10,205	$10,410
7/31/18	$10,026	$14,263	$10,221	$10,413
8/31/18	$10,016	$14,728	$10,240	$10,480
9/30/18	$9,936	$14,812	$10,255	$10,412
10/31/18	$9,687	$13,799	$10,273	$10,330
11/30/18	$9,787	$14,080	$10,294	$10,391
12/31/18	$9,649	$12,809	$10,313	$10,582
1/31/19	$10,037	$13,835	$10,333	$10,695
2/28/19	$10,067	$14,280	$10,352	$10,689
3/31/19	$10,118	$14,557	$10,374	$10,894
4/30/19	$10,281	$15,147	$10,394	$10,897
5/31/19	$10,067	$14,184	$10,418	$11,090
6/30/19	$10,128	$15,184	$10,440	$11,229
7/31/19	$10,179	$15,402	$10,460	$11,254
8/31/19	$10,057	$15,158	$10,481	$11,546
9/30/19	$10,047	$15,442	$10,500	$11,484
10/31/19	$10,026	$15,776	$10,520	$11,519
11/30/19	$10,251	$16,349	$10,533	$11,513
12/31/19	$10,317	$16,842	$10,548	$11,505
1/31/20	$10,431	$16,836	$10,562	$11,726
2/29/20	$10,296	$15,450	$10,578	$11,937
3/31/20	$10,244	$13,541	$10,609	$11,867
4/30/20	$10,701	$15,277	$10,610	$12,078
5/31/20	$10,857	$16,005	$10,610	$12,134
6/30/20	$11,283	$16,323	$10,611	$12,211
7/31/20	$11,335	$17,244	$10,613	$12,393
8/31/20	$11,730	$18,483	$10,614	$12,293
9/30/20	$11,948	$17,781	$10,615	$12,286
10/31/20	$11,844	$17,308	$10,616	$12,231
11/30/20	$12,665	$19,203	$10,618	$12,351
12/31/20	$14,799	$19,941	$10,619	$12,368
1/31/21	$15,203	$19,740	$10,620	$12,280
2/28/21	$15,295	$20,284	$10,621	$12,102
3/31/21	$15,260	$21,172	$10,621	$11,951
4/30/21	$15,249	$22,302	$10,621	$12,046
5/31/21	$15,307	$22,458	$10,622	$12,085
6/30/21	$15,111	$22,982	$10,621	$12,170
7/31/21	$14,569	$23,528	$10,622	$12,306
8/31/21	$14,673	$24,244	$10,622	$12,283
9/30/21	$14,757	$23,116	$10,623	$12,176
10/31/21	$14,899	$24,735	$10,622	$12,173
11/30/21	$14,247	$24,564	$10,623	$12,209
12/31/21	$14,417	$25,665	$10,624	$12,178
1/31/22	$14,176	$24,337	$10,623	$11,915
2/28/22	$14,161	$23,608	$10,625	$11,782
3/31/22	$14,105	$24,485	$10,628	$11,455
4/30/22	$13,764	$22,350	$10,630	$11,020
5/31/22	$13,679	$22,391	$10,637	$11,091
6/30/22	$13,126	$20,542	$10,639	$10,917
7/31/22	$13,651	$22,437	$10,645	$11,184
8/31/22	$13,750	$21,522	$10,662	$10,868
9/30/22	$13,367	$19,539	$10,688	$10,399
10/31/22	$13,466	$21,121	$10,705	$10,264
11/30/22	$13,665	$22,302	$10,740	$10,641
12/31/22	$13,114	$21,017	$10,778	$10,593
1/31/23	$13,667	$22,337	$10,812	$10,919
2/28/23	$13,609	$21,792	$10,847	$10,637
3/31/23	$13,827	$22,592	$10,894	$10,907
4/30/23	$13,798	$22,945	$10,929	$10,973
5/31/23	$13,478	$23,045	$10,971	$10,854
6/30/23	$13,987	$24,568	$11,021	$10,815
7/31/23	$14,278	$25,357	$11,065	$10,808
8/31/23	$14,220	$24,953	$11,115	$10,738
9/30/23	$14,060	$23,763	$11,166	$10,466
10/31/23	$13,827	$23,264	$11,216	$10,300
11/30/23	$14,468	$25,388	$11,266	$10,767
12/31/23	$14,847	$26,542	$11,319	$11,179
1/31/24	$14,539	$26,988	$11,367	$11,148
2/29/24	$14,510	$28,429	$11,414	$10,991
3/31/24	$14,700	$29,343	$11,465	$11,092
4/30/24	$14,203	$28,145	$11,514	$10,812
5/31/24	$14,422	$29,540	$11,570	$10,995
6/30/24	$14,525	$30,600	$11,617	$11,100
7/31/24	$15,257	$30,973	$11,669	$11,359
8/31/24	$15,330	$31,724	$11,725	$11,522
9/30/24	$15,506	$32,402	$11,776	$11,676
10/31/24	$15,520	$32,108	$11,820	$11,387
11/30/24	$15,755	$33,993	$11,865	$11,507
12/31/24	$15,691	$33,182	$11,913	$11,319
1/31/25	$15,883	$34,106	$11,957	$11,379
2/28/25	$16,060	$33,661	$11,995	$11,629
3/31/25	$15,986	$31,765	$12,035	$11,634
4/30/25	$16,060	$31,549	$12,077	$11,679
5/31/25	$16,458	$33,535	$12,121	$11,596

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
AltShares Event-Driven ETF NAV Returns	14.11%	8.68%	5.11%
S&P 500® Index	13.52%	15.94%	12.86%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 5,234,889
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 60,774
InvestmentCompanyPortfolioTurnover	480.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,234,889
Number of Portfolio Holdings	93
Total Advisory Fees Paid	$60,774
Portfolio Turnover Rate	480%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Cyclical	21.38%
Financials	17.56%
Consumer, Non-cyclical	16.27%
Telecommunication Services	11.44%
Technology	9.31%
Industrials	8.82%
Energy	7.81%
Materials	4.75%
Utilities	2.66%

Region Weighting (% of Total Investments)

Value	Value
Americas	90.63%
EMEA	9.37%

Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000216184
Shareholder Report [Line Items]
Fund Name	AltShares Merger Arbitrage ETF
Trading Symbol	ARB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AltShares Merger Arbitrage ETF for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.altsharesetfs.com/arb. You can also request this information by contacting us at 1-855-955-1607.
Additional Information Phone Number	1-855-955-1607
Additional Information Email	www.altsharesetfs.com/arb
Additional Information Website	www.altsharesetfs.com/arb
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AltShares Merger Arbitrage ETF	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested. Returns were sourced predominantly from US-targeted transactions. Information technology and financials were the Fund’s top performing sectors, while health care was the only sector that detracted from returns. Top contributors included the acquisition of Catalent by Novo Holdings, the acquisition of ANSYS by Synopsys, and the acquisition of Liberty Broadband Corp by Charter Communications. Top detractors included the acquisition of Revance Therapeutics by Crown Laboratories, the acquisition of Cross Country Healthcare by Aya Healthcare, and the acquisition of Surmodics by GTCR Golder Rauner.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	AltShares Merger Arbitrage ETF $12,262	S&P 500® Index $22,440	Water Island Merger Arbitrage USD Hedged Index $13,118	ICE BofA U.S. 3-Month Treasury Bill Index $11,424	Bloomberg U.S. Aggregate Bond Index $9,653
5/7/20	$10,000	$10,000	$10,000	$10,000	$10,000
5/31/20	$9,788	$10,710	$9,795	$10,000	$10,101
6/30/20	$9,764	$10,923	$9,772	$10,002	$10,165
7/31/20	$10,172	$11,538	$10,205	$10,004	$10,317
8/31/20	$10,188	$12,368	$10,251	$10,005	$10,234
9/30/20	$10,172	$11,898	$10,242	$10,006	$10,228
10/31/20	$10,284	$11,581	$10,363	$10,007	$10,182
11/30/20	$10,400	$12,849	$10,473	$10,008	$10,282
12/31/20	$10,420	$13,343	$10,518	$10,009	$10,296
1/31/21	$10,370	$13,209	$10,487	$10,010	$10,223
2/28/21	$10,317	$13,573	$10,438	$10,011	$10,075
3/31/21	$10,366	$14,167	$10,490	$10,011	$9,949
4/30/21	$10,531	$14,923	$10,676	$10,011	$10,028
5/31/21	$10,625	$15,028	$10,790	$10,012	$10,061
6/30/21	$10,601	$15,378	$10,771	$10,011	$10,131
7/31/21	$10,535	$15,744	$10,720	$10,012	$10,245
8/31/21	$10,584	$16,222	$10,767	$10,012	$10,225
9/30/21	$10,601	$15,468	$10,800	$10,013	$10,136
10/31/21	$10,691	$16,552	$10,826	$10,012	$10,134
11/30/21	$10,691	$16,437	$10,859	$10,013	$10,164
12/31/21	$10,753	$17,174	$10,948	$10,014	$10,138
1/31/22	$10,765	$16,285	$10,919	$10,013	$9,919
2/28/22	$10,839	$15,797	$10,960	$10,014	$9,809
3/31/22	$10,909	$16,384	$11,015	$10,017	$9,536
4/30/22	$10,839	$14,955	$10,984	$10,019	$9,174
5/31/22	$10,757	$14,983	$10,930	$10,026	$9,233
6/30/22	$10,753	$13,746	$10,914	$10,028	$9,089
7/31/22	$10,913	$15,013	$11,082	$10,033	$9,311
8/31/22	$11,037	$14,401	$11,158	$10,049	$9,048
9/30/22	$10,959	$13,075	$11,095	$10,074	$8,657
10/31/22	$11,218	$14,133	$11,332	$10,090	$8,544
11/30/22	$11,004	$14,923	$11,172	$10,123	$8,859
12/31/22	$11,032	$14,063	$11,210	$10,159	$8,819
1/31/23	$10,963	$14,947	$11,178	$10,191	$9,090
2/28/23	$10,959	$14,582	$11,150	$10,224	$8,855
3/31/23	$10,894	$15,118	$11,189	$10,268	$9,080
4/30/23	$10,963	$15,354	$11,272	$10,301	$9,135
5/31/23	$10,654	$15,420	$11,148	$10,341	$9,036
6/30/23	$10,886	$16,439	$11,372	$10,388	$9,003
7/31/23	$10,980	$16,967	$11,470	$10,430	$8,997
8/31/23	$11,160	$16,697	$11,673	$10,477	$8,940
9/30/23	$11,242	$15,901	$11,762	$10,525	$8,712
10/31/23	$11,259	$15,567	$11,779	$10,572	$8,575
11/30/23	$11,340	$16,988	$11,879	$10,619	$8,963
12/31/23	$11,478	$17,760	$12,043	$10,669	$9,306
1/31/24	$11,426	$18,059	$12,000	$10,714	$9,281
2/29/24	$11,512	$19,023	$12,105	$10,758	$9,150
3/31/24	$11,606	$19,635	$12,215	$10,807	$9,234
4/30/24	$11,448	$18,833	$12,064	$10,853	$9,001
5/31/24	$11,533	$19,767	$12,177	$10,905	$9,153
6/30/24	$11,550	$20,476	$12,208	$10,950	$9,240
7/31/24	$11,726	$20,725	$12,410	$10,999	$9,456
8/31/24	$11,859	$21,228	$12,560	$11,051	$9,592
9/30/24	$11,889	$21,681	$12,596	$11,099	$9,720
10/31/24	$11,962	$21,485	$12,691	$11,141	$9,479
11/30/24	$11,915	$22,746	$12,650	$11,184	$9,579
12/31/24	$11,941	$22,204	$12,691	$11,229	$9,423
1/31/25	$12,088	$22,822	$12,870	$11,270	$9,473
2/28/25	$12,205	$22,524	$13,011	$11,306	$9,681
3/31/25	$12,210	$21,255	$13,039	$11,344	$9,685
4/30/25	$12,197	$21,111	$13,042	$11,383	$9,723
5/31/25	$12,262	$22,440	$13,118	$11,424	$9,653

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/7/20
AltShares Merger Arbitrage ETF NAV Returns	6.32%	4.61%	4.10%
S&P 500® Index	13.52%	15.94%	17.29%
Water Island Merger Arbitrage USD Hedged Index	7.73%	6.02%	5.50%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	2.66%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	-0.77%

Performance Inception Date	May 07, 2020
AssetsNet	$ 86,658,295
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 421,399
InvestmentCompanyPortfolioTurnover	431.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$86,658,295
Number of Portfolio Holdings	103
Total Advisory Fees Paid	$421,399
Portfolio Turnover Rate	431%

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Cyclical	23.68%
Consumer, Non-cyclical	21.61%
Telecommunication Services	15.27%
Financials	12.50%
Industrials	11.40%
Utilities	8.24%
Technology	3.76%
Materials	3.26%
Energy	0.28%

Region Weighting (% of Total Investments)

Value	Value
Americas	83.35%
EMEA	16.65%

Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024